Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery

The error correction described above required that the Company conduct a recovery analysis under our Clawback Policy.  In accordance with our Clawback Policy and applicable SEC and Nasdaq rules, we concluded that the correction of the errors described above did not result in any “excess awarded compensation” (as defined in our Clawback Policy), including because the error (i) resulted in an understatement of net income for the periods presented and did not have any measurable effect on any relative TSR metric in any performance based compensation received during the applicable lookback period, including because there was no noticeable impact on the Company's common stock price and there was no adverse feedback from investors or analysts after the foregoing restatement was publicly disclosed, and (ii) no other financial reporting measures affected by the restatement were a component of any award received during the applicable covered period.  Therefore, no recovery of erroneously awarded compensation was required.